Deferred Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Movements, Recognized in comprehensive income	$ 37,704,613	$ (26,207,185)	$ (20,450,316)
Deferred tax (liabilities) after offsetting	(183,487,402)	(160,293,916)
Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(160,293,916)	(166,580,882)
Movements, Recognized in profit or loss	(12,628,807)	2,653,838
Movements, Recognized in comprehensive income	87,822	(68,036)
Movements, Foreign currency translation difference		32,865
Movements, Other increases (decreases)	(10,491,314)	3,668,299
Deferred Taxes Assets/(Liabilities), Net ending balance	(183,487,402)	(160,293,916)	(166,580,882)
Deferred income tax assets	35,051,037	77,402,432
Deferred income tax liabilities	(218,538,439)	(237,696,348)
Offsetting of deferred tax assets/(liabilities)	(35,051,037)	(77,402,432)
Deferred tax assets/(liabilities) after offsetting	(183,487,402)	(160,293,916)
Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	(161,187)
Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(166,580,882)
Deferred Taxes Assets/(Liabilities), Net ending balance	(160,455,103)	(166,580,882)
Depreciation | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(232,741,069)	(209,128,557)
Movements, Recognized in profit or loss	20,382,971	(23,672,231)
Movements, Foreign currency translation difference		61,221
Movements, Other increases (decreases)		(1,502)
Deferred Taxes Assets/(Liabilities), Net ending balance	(212,358,098)	(232,741,069)	(209,128,557)
Deferred income tax assets	11,567	146,622
Deferred income tax liabilities	(212,795,353)	(232,887,691)
Depreciation | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(209,128,557)
Deferred Taxes Assets/(Liabilities), Net ending balance	(232,741,069)	(209,128,557)
Obligations for post-employment benefits | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	1,478,416	1,639,108
Movements, Recognized in profit or loss	(192,839)	249,625
Movements, Recognized in comprehensive income	87,818	(68,034)
Movements, Other increases (decreases)		(342,283)
Deferred Taxes Assets/(Liabilities), Net ending balance	1,373,395	1,478,416	1,639,108
Deferred income tax assets	1,474,757	1,504,434
Deferred income tax liabilities	(101,362)	(26,018)
Obligations for post-employment benefits | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	1,639,108
Deferred Taxes Assets/(Liabilities), Net ending balance	1,478,416	1,639,108
Tax loss | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	9,536,102	11,911,396
Movements, Recognized in profit or loss	(9,536,102)	(2,375,294)
Deferred Taxes Assets/(Liabilities), Net ending balance		9,536,102	11,911,396
Deferred income tax assets		9,536,102
Tax loss | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	11,911,396
Deferred Taxes Assets/(Liabilities), Net ending balance	9,536,102	11,911,396
Provisions | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	20,314,110	20,198,527
Movements, Recognized in profit or loss	4,503,006	(226,700)
Movements, Other increases (decreases)		342,283
Deferred Taxes Assets/(Liabilities), Net ending balance	24,869,371	20,314,110	20,198,527
Deferred income tax assets	24,869,371	20,314,110
Provisions | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	52,255
Provisions | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	20,198,527
Deferred Taxes Assets/(Liabilities), Net ending balance	20,366,365	20,198,527
Dismantling Provision | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	17,277,993	15,477,997
Movements, Recognized in profit or loss	4,185,333	1,799,996
Deferred Taxes Assets/(Liabilities), Net ending balance	21,463,326	17,277,993	15,477,997
Deferred income tax assets	21,463,326	17,277,993
Dismantling Provision | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	15,477,997
Deferred Taxes Assets/(Liabilities), Net ending balance	17,277,993	15,477,997
Provision for doubtful trade accounts | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	555,914	513,049
Movements, Recognized in profit or loss	(107,757)	42,865
Deferred Taxes Assets/(Liabilities), Net ending balance	500,412	555,914	513,049
Deferred income tax assets	500,412	555,914
Provision for doubtful trade accounts | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	52,255
Provision for doubtful trade accounts | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	513,049
Deferred Taxes Assets/(Liabilities), Net ending balance	608,169	513,049
Provision of Human Resources accounts | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,373,725	2,405,948
Movements, Recognized in profit or loss	388,183	(32,223)
Deferred Taxes Assets/(Liabilities), Net ending balance	2,761,908	2,373,725	2,405,948
Deferred income tax assets	2,761,908	2,373,725
Provision of Human Resources accounts | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	2,405,948
Deferred Taxes Assets/(Liabilities), Net ending balance	2,373,725	2,405,948
Other Provisions | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	106,478	1,801,533
Movements, Recognized in profit or loss	37,247	(2,037,338)
Movements, Other increases (decreases)		342,283
Deferred Taxes Assets/(Liabilities), Net ending balance	143,725	106,478	1,801,533
Deferred income tax assets	143,725	106,478
Other Provisions | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	1,801,533
Deferred Taxes Assets/(Liabilities), Net ending balance	106,478	1,801,533
Other Deferred tax | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	41,118,525	8,798,644
Movements, Recognized in profit or loss	(27,785,843)	28,678,438
Movements, Recognized in comprehensive income	4	(2)
Movements, Foreign currency translation difference		(28,356)
Movements, Other increases (decreases)	(10,491,314)	3,669,801
Deferred Taxes Assets/(Liabilities), Net ending balance	2,627,930	41,118,525	8,798,644
Deferred income tax assets	8,695,342	45,901,164
Deferred income tax liabilities	(5,641,724)	(4,782,639)
Other Deferred tax | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	(213,442)
Other Deferred tax | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	8,798,644
Deferred Taxes Assets/(Liabilities), Net ending balance	40,905,083	8,798,644
Tax Credit | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	10,491,314	10,295,696
Movements, Other increases (decreases)	(10,491,314)	195,618
Deferred Taxes Assets/(Liabilities), Net ending balance		10,491,314	10,295,696
Deferred income tax assets		10,491,314
Tax Credit | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	10,295,696
Deferred Taxes Assets/(Liabilities), Net ending balance	10,491,314	10,295,696
Deferred income | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(673,896)	463,768
Movements, Recognized in profit or loss	1,059,308	(1,137,664)
Deferred Taxes Assets/(Liabilities), Net ending balance	385,412	(673,896)	463,768
Deferred income tax assets	385,412	(673,896)
Deferred income | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	463,768
Deferred Taxes Assets/(Liabilities), Net ending balance	(673,896)	463,768
Assets classified as held to distribute to owners | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	30,938,736
Movements, Recognized in profit or loss	(30,938,736)	30,938,736
Deferred Taxes Assets/(Liabilities), Net ending balance		30,938,736
Deferred income tax assets	1,398,289	30,938,736
Assets classified as held to distribute to owners | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	30,938,736
Monetary Correction - Argentina | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Movements, Recognized in profit or loss	(212,246)
Deferred Taxes Assets/(Liabilities), Net ending balance	(425,688)
Monetary Correction - Argentina | Deferred Tax Assets Liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	(213,442)
Monetary Correction - Argentina | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net ending balance	(213,442)
Other Deferred taxes | Deferred Tax Assets Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	362,371	(1,960,820)
Movements, Recognized in profit or loss	2,305,831	(1,122,634)
Movements, Recognized in comprehensive income	4	(2)
Movements, Foreign currency translation difference		(28,356)
Movements, Other increases (decreases)		3,474,183
Deferred Taxes Assets/(Liabilities), Net ending balance	2,668,206	362,371	$ (1,960,820)
Deferred income tax assets	6,911,641	5,145,010
Deferred income tax liabilities	(5,641,724)	(4,782,639)
Other Deferred taxes | Deferred Tax Assets Liabilities | As Restated
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(1,960,820)
Deferred Taxes Assets/(Liabilities), Net ending balance	$ 362,371	$ (1,960,820)